Technology and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Summary of Technology and Development Expenses

Technology and development expenses consist of the following:

	2023	2022	2021
Salaries and wages (i)	5,805	2,969	1,381
Software licenses (ii)	3,213	1,294	487
Infrastructure expenses (iii)	2,279	1,496	792
Information and technology security expenses (iv)	442	298	176
Other technology expenses	911	291	550
Total	12,650	6,348	3,386

(i)
Consists primarily of fulltime equivalents (“FTE”)’ compensation related to product and technology development, excluding capitalized salaries and wages related to internally generated software. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(ii)
Consists of software licenses used exclusively by the technology development department for the development of the platform.
(iii)
Represents information technology costs to support the Group’s infrastructure and back-office operations.
(iv)
Represents expenses incurred to monitor the security of our network and platform.